PHOENIX MULTI-SERIES TRUST
                PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                       Supplement dated March 18, 2005 to
                       Prospectus dated February 28, 2005


The disclosure contained in the prospectus for the Phoenix-Goodwin Multi-Sector Short Term Bond Fund dated February 28, 2005 is hereby supplemented as follows:

Under "Fund Expenses" on page 11 of the prospectus, the Annual Fund Operating Expenses section of the table is replaced with the following:

                                                          CLASS A     CLASS B      CLASS C     CLASS T
                                                          SHARES      SHARES       SHARES      SHARES
                                                          ------      ------       ------      ------
      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
      DEDUCTED FROM FUND ASSETS)
      Management Fees                                      0.55%        0.55%       0.55%       0.55%
      Distribution and Service (12b-1) Fees                0.25%        0.75%       0.50%       1.00%
      Other Expenses                                       0.23%        0.23%       0.23%       0.23%
                                                          ------       ------      ------      ------
      TOTAL ANNUAL FUND OPERATING EXPENSES                 1.03%        1.53%       1.28%       1.78%
                                                          ======       ======      ======      ======

This replacement corrects an error in the ratios listed for "Other Expenses" and "Total Fund Operating Expenses" in the table appearing in the current prospectus.

Additionally, the second Example table on page 12 of the prospectus is replaced with the following:

      ------------------------------------------------------------------------------------------------
      CLASS                     1 YEAR             3 YEARS            5 YEARS           10 YEARS
      ------------------------------------------------------------------------------------------------
      Class B                    $156               $483               $834              $1,566
      ------------------------------------------------------------------------------------------------
      Class T                    $181               $560               $964              $2,095
      ------------------------------------------------------------------------------------------------

This replacement corrects the figures listed for Class T shares. The first Example table on page 12 in the prospectus is correct in the current prospectus.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 694/MSSTB-Exp (03/05)